UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2011

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

(Ticker Symbol: SGAGX)

Annual Report
September 30, 2011

Table of Contents

Letter to Shareholders	1
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	17
Fund Expenses	18
Supplemental Information	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the SGA Global Growth Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

SGA Global Growth Fund
Letter to Shareholders

Dear Shareholder:

Since inception of the SGA Global Growth Fund through September 30, 2011, the portfolio returned –5.20%, outperforming the –12.15% return of the MSCI World Growth Index and the –12.20% return of the MSCI World Index.

Stocks across the globe fell sharply in the period and broad equity indices in many countries suffered their largest declines since the depths of the credit crisis in late 2008.  While European markets suffered the steepest declines, emerging markets were not spared. The broad downward trend in stock prices was accompanied by a substantial increase in day-to-day market volatility as investors reacted strongly to developments on two major fronts. The overriding issue was the worsening sovereign debt crisis in Europe.  Investors focused on the growing threat of a default in Greece, the potential spread of the contagion to larger fiscally troubled countries such as Italy and Spain and the negative impact of these events on the global banking system. The second concern was the impact of slowdown in economic activity in the U.S. and abroad.  Stubbornly high unemployment and a marked decline in consumer confidence in the U.S. combined with slowing growth elsewhere in the world increased the odds of a return to recession.  A related debate focused on the likelihood that the government engineered slowdown in China aimed at lowering inflationary pressures could actually result in a hard landing for the world’s second largest economy.

This turbulent environment reinforced several themes we have repeatedly articulated at SGA since the U.S. economy emerged from recession in mid-2009. Our view has long been that the post-recession environment would be characterized by an extended period of uneven but largely below-trend growth in the developed world. This has been borne out by the multiple periods of accelerating and decelerating economic activity over the past two years, resulting in what appears to be a sub-par recovery. Secular drivers of growth are few and far between, and many economies continue to struggle with the headwinds of consumer deleveraging and structurally high deficits.  In the U.S. the additional burdens of political gridlock as well as fiscal and monetary authorities that have exhausted most of their stimulus capabilities typically exacerbate the headwinds to growth.

It has also been our view that aggregate corporate earnings growth estimates in the U.S. and many parts of Europe have been too high given the scarcity of growth. We are now seeing estimates come down.  For example, three-year estimates of earnings growth for the companies in the S&P 500 have fallen to less than 8% as of September 30 and could decline further in the coming months. Incidentally, the companies in the SGA Global Growth strategy are expected to grow earnings about 18% annually on average over the same period.

These two trends—sub-par economic growth and weaker earnings expectations—lead to a third theme we have been extolling: the importance of selectivity. In an environment where growth is scarce, we believe that only those companies that can consistently grow revenues without relying on cost-cutting measures should be able to produce sustainable earnings growth, and the companies we have selected for the Fund’s portfolio, “Portfolio companies”, generally share this characteristic. Currently, Portfolio companies appear to be benefiting from robust free cash flow—on average, over 80 cents out of every dollar earned by portfolio companies is converted to free cash. Strong free cash flow generation can give companies the financial flexibility to pursue strategic opportunities that may solidify their competitive positions, serves as a source of funding (as credit conditions remain tight by historical standards), and allows companies the potential to return cash to shareholders in the form of higher dividends and/or share buybacks.

The ability of portfolio companies to produce sustainable revenue and profit growth, as well as strong free cash flow generation, should also be an advantage as we move forward.

Outlook & Strategy

We expect growth to remain scarce going forward as the global economic engine continues to downshift. It is in this environment where portfolio companies have the potential to truly stand out. Historically they have demonstrated the ability to consistently deliver strong revenue and earnings growth, as well as superior cash flow generation, even when economic conditions are subpar.

In addition to its favorable growth prospects, we believe the portfolio also has an attractive valuation. As of the end of the third quarter, the portfolio’s true free cash flow stood at 4.8%, well above the 1.9% yield on the U.S. 10-year Treasury bond. Our discounted cash flow model also indicates that the portfolio is significantly undervalued.  We believe this combination of valuation and growth augurs well for the portfolio’s absolute and relative performance going forward.

Cordially,
Sustainable Growth Advisers, L.P.

Mid and large cap stocks are subject to substantial risks such as market, business, size volatility, management experience, product diversification, financial resource, competitive strength, liquidity, and potential to fall out of favor that may cause  their prices to fluctuate over time, sometimes rapidly and unpredictably. Foreign investments present additional risk due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.  Investments in emerging markets involve even greater risks.

SGA Global Growth Fund
FUND PERFORMANCE AND SUMMARY at September 30, 2011

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception with a similar investment in the MSCI World Growth Index and the MSCI World Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI World Growth Index is a free-float weighted index.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

These indices do not reflect expenses, fees or sales charge, which would lower performance.

Total Returns as of September 30, 2011
	3 Months	6 Months	Since Inception*
SGA Global Growth Fund	-14.13%	-9.89%	-5.20%
MSCI World Growth Index	-16.18%	-15.29%	-12.15%
MSCI World Index	-16.61%	-16.22%	-12.20%
* Inception date 12/31/11.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Gross and net expense ratios for the Fund are 2.00% and 1.75%, respectively, which are the amount stated in the current prospectus as of the date of this report.  The contractual fee waivers are in effect through 12/31/11.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 60 days of purchase will be charged 2.00% redemption fee.

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2011

Number
of Shares		Value
	COMMON STOCKS - 98.8%
	CONSUMER DISCRETIONARY - 13.5%
182	Amazon.com, Inc.*	$39,354
1,560	Arcos Dorados Holdings, Inc. - Cl. A	36,177
987	Starbucks Corp.	36,805
980	Yum! Brands, Inc.	48,402
		160,738

	CONSUMER STAPLES - 21.3%
685	Anheuser-Busch InBev N.V. - ADR	36,291
1,605	Cia de Bebidas das Americas - ADR	49,193
1,514	Coca-Cola Amatil Ltd. - ADR	34,398
400	Colgate-Palmolive Co.	35,472
5,156	Danone - ADR	64,038
1,527	Wal-Mart de Mexico S.A.B. de C.V. - ADR	35,197
		254,589

	ENERGY - 6.7%
773	National Oilwell Varco, Inc.	39,593
672	Schlumberger Ltd.	40,139
		79,732

	FINANCIALS - 4.5%
1,667	State Street Corp.	53,611
		53,611

	HEALTH CARE - 17.5%
876	Cerner Corp.*	60,023
711	Fresenius Medical Care A.G. & Co. KGaA - ADR	48,014
493	Novo Nordisk A/S - ADR	49,063
45,877	Shandong Weigao Group Medical Polymer Co., Ltd. - Cl. H	51,607
		208,707

	INFORMATION TECHNOLOGY - 29.8%
164	Apple, Inc.*	62,513
1,402	ARM Holdings PLC - ADR	35,751
798	Automatic Data Processing, Inc.	37,626
282	Baidu, Inc. - ADR*	30,149
1,922	eBay, Inc.*	56,680
769	SAP A.G. - ADR	38,927
438	Visa, Inc. - Cl. A	37,545
2,127	VistaPrint N.V.*	57,493
		356,684

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2011

Number
of Shares		Value
	MATERIALS - 5.5%
493	Ecolab, Inc.	$24,103
3,138	Linde A.G. - ADR	42,143
		66,246

	TOTAL COMMON STOCKS	1,180,307
	(Cost $1,281,374)

	SHORT TERM INVESTMENT - 1.7%
20,921	Federated Treasury Obligations Fund, 0.01% †	20,921

	TOTAL SHORT TERM INVESTMENT	20,921
	(Cost $20,921)

	TOTAL INVESTMENTS - 100.5%
	(Cost $1,302,295)	1,201,228
	Liabilities in Excess of Other Assets - (0.5)%	(6,294)
	TOTAL NET ASSETS - 100%	$1,194,934

See footnote 4 for tax cost and tax appreciation/(depreciation)

ADR	American Depository Receipt.
PLC	Public Limited Company.
*	Non-income producing security.
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.

Country Representation as of 9/30/11 (% of total net assets)

Security Type/Country	% of Total Net Assets
Common Stocks
United States	47.9%
Germany	10.8%
China	6.8%
France	5.4%
Netherlands	4.8%
Brazil	4.1%
Denmark	4.1%
Belgium	3.0%
Argentina	3.0%
United Kingdom	3.0%
Mexico	3.0%
Australia	2.9%
Total Common Stocks	98.8%
Short Term Investments	1.7%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011

ASSETS
Investments in securities, at value (cost $1,302,295)	$1,201,228
Receivables:
Dividends and interest	1,498
From advisor, net	34,499
Offering costs	8,876
Prepaid expenses	7,851
Total assets	1,253,952

LIABILITIES
Payables:
Audit Fees	15,056
Fund accounting fees	9,379
Transfer agent fees	7,120
Administration fees	6,417
Custody fees	6,246
Chief Compliance Officer fees	3,732
Trustees fees	2,736
Distrbution fees	1,487
Accrued other expenses	6,845
Total liabilities	59,018

NET ASSETS	$1,194,934

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,303,074
Accumulated net investment loss	-
Accumulated net realized loss on investments and foreign currency transactions	(7,073)
Net unrealized depreciation on investments and foreign currency translations	(101,067)
Net Assets	$1,194,934

Net asset value per share
[$1,194,934/126,080 shares outstanding]	$9.48

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
STATEMENT OF OPERATIONS
For the Period December 31, 2010* through September 30, 2011

Investment Income
Income
Dividends (net of foreign tax withholding of $919)	$7,258
Interest	2
Total income	7,260

Expenses
Administration fees	25,430
Fund accounting fees	24,887
Offering costs	23,934
Transfer agent fees	23,229
Registration fees	17,202
Audit fees	15,056
Legal fees	6,980
Chief compliance officer fees	6,732
Custody fees	6,246
Advisory fee	5,952
Trustees fees and expenses	4,988
Shareholder reporting fees	3,514
Distribution fees - (Note 6)	1,487
Insurance fees	538
Miscellaneous	1,220

Total expenses	167,395
Less: Advisory fee waived	(5,952)
Less: Other expenses reimbursed	(151,063)
Net expenses	10,380
Net investment loss	(3,120)

Realized and Unrealized Loss from Investments and Foreign Currency
Net realized loss on investments and foreign currency	(7,073)
Net change in unrealized depreciation on investments and foreign currency	(101,067)
Net realized and unrealized loss on investments and foreign currency	(108,140)

Net Decrease in Net Assets from Operations	$(111,260)

* Commencement of operations

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 31, 2010*
to September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(3,120)
Net realized loss on investments and foreign currency	(7,073)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(101,067)
Net decrease in net assets resulting from operations	(111,260)

Capital Transactions
Net proceeds from shares sold	1,306,239
Reinvestment of distributions	-
Cost of shares redeemed	(45)
Net change in net assets from capital transactions	1,306,194

Total increase in net assets	1,194,934

Net Assets
Beginning of period	-
End of period	$1,194,934

Accumulated net investment loss	$-

Capital Share Transactions
Shares sold	126,085
Shares redeemed	(5)
Net increase	126,080

* Commencement of operations

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each year.

	For the Period
	December 31, 2010†
	to September 30, 2011
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.04)
Net realized and unrealized
loss on investments and foreign currency	(0.48)
Total from investment operations	(0.52)

Net asset value, end of period	$9.48

Total return	(5.20	)%*

Ratios and Supplemental Data
Net assets, end of period	$1,194,934

Ratio of expenses to average net assets
Before fees reimbursed by the Advisor	28.14	%**
After fees reimbursed by the Advisor	1.74	%**
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Advisor	(26.92	)%**
After fees reimbursed by the Advisor	(0.52	)%**

Portfolio turnover rate	48	%*

1	Based on average shares.
*	Not annualized.
**	Annualized.

†	Commencement of operations

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011

Note 1 – Organization
SGA Global Growth Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long-term capital appreciation. The Fund commenced investment operations on December 31, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $32,684, which are being amortized over a one-year period from December 31, 2010 (commencement of operations).

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Continued)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended September 30, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Continued)

(e) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gain may differ from characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Sustainable Growth Advisers, LP (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.75% of the Fund's average daily net assets until December 31, 2011.

For the period December 31, 2010 (commencement of operations) through September 30, 2011, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $157,015.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At September 30, 2011, the amount of these potentially recoverable expenses was $157,015.  The Advisor may recapture a portion of this amount no later than September 31, 2014.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period December 31, 2010 (commencement of operations) through September 30, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period December 31, 2010 (commencement of operations) through September 30, 2011, are reported on the Statement of Operations.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Continued)

Note 4 – Federal Income Taxes
At September 30, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,303,670

Gross unrealized appreciation	40,338
Gross unrealized depreciation	(142,781)
Net unrealized depreciation on investments on investments and foreign currency translations	$(102,443)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended September 30, 2011, permanent differences in book and tax accounting have been reclassified to paid in capital, undistributed net investment loss and accumulated net realized loss as follows:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Loss	Accumulated Net Realized Loss
$(3,120)	$3,120	$0

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	(5,697)
Unrealized depreciation on investments and foreign currency translations	(102,443)
Total accumulated earnings/(deficit)	$(108,140)

As of September 30, 2011, the Fund had $5,697 of post-October capital losses, which are deferred until October 1, 2011 for tax purposes.  Losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Continued)

The tax character of distributions paid during the fiscal year ended September 30, 2011 was:

Distributions paid from ordinary income	$-
Distributions paid from long-term capital gains	-
Total distributions	$-

Note 5 - Investment Transactions
For the period December 31, 2010 (commencement of operations) through September 30, 2011, purchases and sales of investments, excluding short-term investments, were $1,656,003 and $367,556, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the period December 31, 2010 (commencement of operations) through September 30, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Continued)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3* (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$1,180,307	$-	$-	$1,180,307
Short-Term Investments	20,921	-	-	20,921
Total Investments, at Value	$1,201,228	$-	$-	$1,201,228

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

* The fund did not hold any Level 3 securities at September 30, 2011. There were no transfers into and out of Level 1, 2, and 3 during the period ended September 30, 2011.

Note 9 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011‐04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011‐04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011‐04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2011
(Continued)

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions and there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the SGA Global Growth Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of September 30, 2011, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 31, 2010 (commencement of operations) to September 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SGA Global Growth Fund as of September 30, 2011, and the results of its operations, the changes in its net assets, and its financial highlights for the period December 31, 2010 to September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 28, 2011

SGA Global Growth Fund
Fund Expenses – September 30, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 4/1/2011 to 9/30/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	4/1/11	9/30/11	4/1/11 – 9/30/11
SGA Global Growth Fund
Actual Performance	$1,000.00	$901.10	$8.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.32	$8.82

* Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

SGA Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 988-8SGA (8742).  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-present).	41	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	41	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	41	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the distributor of certain series of the Trust (not including the Fund), Grand Distribution Services, LLC, and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	41	None
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006); Partner, The Wadsworth Group, a mutual fund administration and consulting services provider (1990-2001).	41	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1994-2001).
			N/A	N/A

SGA Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1997-2001).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Investment Advisor
Sustainable Growth Advisers, LP
301 Tresser Boulevard, Ste 1310
Stamford, Connecticut 06901

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
SGA Global Growth Fund	SGAGX	461418 592

Privacy Principles of the SGA Global Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the SGA Global Growth Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-988-8SGA (8742) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-988-8SGA (8742) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at 1-888-988-8SGA (8742).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

SGA Global Growth Fund
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-988-8SGA (8742)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-998-9890.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2011	FYE 9/30/2010
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2011	FYE 9/30/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 9/30/2011	FYE 9/30/2010
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	December 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	December 5, 2011

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	December 5, 2011